Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Significant Accounting Policies [Line Items]
Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Useful life
Office equipment	3 years
Electronic equipment	3 years
Vehicle	4 years
Laboratory equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	lesser of useful life or lease term

Suppliers Accounted for 10% or More of Research and Development Expenses

The following suppliers accounted for 10% or more of research and development expenses for the nine months ended September 30, 2018 and 2019:

	For the nine months ended September 30,
	2018	2019
	$	$
A	14,879,238	*
B	10,769,334	*
C	*	28,136,372
D	*	18,474,269

ASU 2016-02
Significant Accounting Policies [Line Items]
Schedule of Impact on Unaudited Condensed Consolidated Balance Sheet Upon Adoption of ASU 2016-02

The impact on the unaudited condensed consolidated balance sheet upon adoption of ASU 2016-02 was as follows:

	As of	Effect of	As of
	December 31,	the option of	January 1,
	2018	ASU 2016-02	2019
	As reported		As adjusted
	$	$	$
Assets:
Prepayments and other current assets	5,749,260	(138,740)	5,610,520
Operating lease right-of-use assets	—	7,093,473	7,093,473

Liabilities:
Current operating lease liabilities	—	(2,286,889)	(2,286,889)
Non-current operating lease liabilities	—	(4,667,844)	(4,667,844)